INCOME TAXES - Components Income (Loss) Before Provision for Income Taxes (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Effective income tax rate:
Expected income tax benefit at the federal statutory rate	21.00%	21.00%
State taxes	6.00%	6.00%
Change in valuation allowance	(68.00%)	(30.00%)
Research and development credit carryover	2.00%	2.00%
Permanent differences	42.00%	1.00%
Effective income tax rate	3.00%